Loss On Deconsolidation of Subsidiaries (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Gain (Loss) on Deconsolidation (Details) [Line Items]
Total gain (loss) on deconsolidation	$ (7,688)	$ (45,160)